File No. 33-8746
                                                                ICA No. 811-4840

     As filed with the Securities and Exchange Commission on April 15, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.


                         Post-Effective Amendment No. 19


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 21



                              THE TOCQUEVILLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  1675 Broadway
                            New York, New York 10019

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 698-0800

                               Francois D. Sicart
                                    President
                              The Tocqueville Trust
                                  1675 Broadway
                            New York, New York 10019
                     (Name and Address of Agent for Service)

                                   Copies to:
                          Susan J. Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022


It is proposed that this filing will become effective (check appropriate box)
    ( ) immediately upon filing pursuant to paragraph (b)
    ( ) on (date) pursuant to paragraph (b)
    ( ) 60 days after filing pursuant to paragraph (a)(1)
    ( ) on (date) pursuant to paragraph (a)(1)
    (X) 75 days after filing pursuant to paragraph (a)(2)
    ( ) on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
    ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              THE TOCQUEVILLE TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET


Form N-1A
Item Number

Part A      Prospectus Caption

1.          Cover Page
2.          Highlights; Fee Table
3.          *
4.          Organization and Description of Shares of the Trust;
            Investment Objective, Policy and Risks; Additional
            Investment Policies and Risk Considerations
5.(a)(b)(c) Investment Advisor and Investment Advisory Agreement(s)
  (d)       Distribution Plans
  (e)       Custodian, Transfer Agent and Dividend Paying Agent
  (f)       Investment Advisor and Investment Advisory Agreement(s)
  (g)       Brokerage Allocation
5A          Performance Calculation
6.(a)       Organization and Description of Shares of the Trust
  (b)       Investment Advisor and Investment Advisory Agreement(s)
  (c)       Organization and Description of Shares of the Trust
  (d)       Purchase of Shares; Redemption of Shares
  (e)       Cover Page
  (f)(g)    Dividends, Distributions and Tax Matters
7.(a)(b)    Purchase of Shares
  (c)       Purchase of Shares
  (d)       Purchase of Shares
  (e)       *
  (f)       Distribution Plan
8.          Redemption of Shares
9.          *

Part B      Statement of Additional Information Caption

10.         Cover Page
11.         Table of Contents
12.         *
13.         Investment Policies and Risks; Investment
            Restrictions
14.         Management
15.         General Information

16.(a)(b)   Investment Advisor and Investment Advisory Agreements
   (c)      *
   (d)      *
   (e)      *
   (f)      Distribution Plans
   (g)      *
   (h)      See Prospectus
   (i)      *
17.(a)      Portfolio Transactions and Brokerage
   (b)      *
   (c)      Portfolio Transactions and Brokerage
   (d)      *
   (e)      *
18.         General Information
19.(a)      Purchase and Redemption of Shares
   (b)      Computation of Net Asset Value
   (c)      *
20.         Tax Matters
21.         Distribution Plans
22.         Performance Calculation
23.         Financial Statements

Part C      Information  required  to be  included  in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement.


--------------------------
*  Not Applicable

                              THE TOCQUEVILLE TRUST

                            THE TOCQUEVILLE GOLD FUND

         The Tocqueville Trust (the "Trust") is a Massachusetts business trust that consists of separate series. By this Prospectus, the Trust offers shares of The Tocqueville Gold Fund (the "Fund"), an open-end, diversified management investment company.

         The Fund's investment objective is to provide long-term capital appreciation through investments in gold and securities of companies located throughout the world that are engaged in mining or processing gold ("gold related securities"), and through investments in other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals ("other precious metal securities"). The Fund will invest no less than 65% of its total assets in a portfolio of gold and gold related securities.

         Tocqueville Asset Management L.P. (the "Investment Advisor") provides the Fund with investment advisory and certain administrative services.

         This Prospectus sets forth concisely the information that a prospective investor should know before investing in shares of the Fund and should be read and retained for future reference. A Statement of Additional Information, dated June 29, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by calling 1-800-697-3863 or writing the Trust c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Internet Web site maintained by the Securities and Exchange Commission (http://www.sec.gov).

                               ------------------

         INVESTMENTS IN THE FUND ARE SUBJECT TO RISK -- INCLUDING POSSIBLE LOSS OF PRINCIPAL -- AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               ------------------

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  The date of this Prospectus is June 29, 1998.

                                TABLE OF CONTENTS



Highlights....................................................................3
Fee Table.....................................................................4
Investment Objective, Policies and Risks......................................5
Additional Investment Policies and Risk
  Considerations..............................................................8
Investment Advisor and Investment
 Advisory Agreement..........................................................11
Distribution Plan............................................................11
Administrative Services Agreement............................................11
Brokerage Allocation.........................................................12
Purchase of Shares...........................................................12
Redemption of Shares.........................................................17
Shareholder Privileges.......................................................18
Retirement Plans.............................................................20
Dividends, Distributions and Tax Matters.....................................21
Organization and Description of Shares of
  the Trust..................................................................23
Custodian, Transfer Agent and Dividend
 Paying Agent................................................................23
Counsel and Independent Accountants..........................................23
Shareholder Inquiries........................................................23
Other Information............................................................24

                                   HIGHLIGHTS

WHAT IS THE TOCQUEVILLE TRUST?

         The Tocqueville Trust is a business trust formed under the laws of the Commonwealth of Massachusetts. The Tocqueville Gold Fund, a series of the Tocqueville Trust, is an open-end, diversified management investment company, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a charge which may be imposed at the time of purchase. As an open-end investment company, the Fund has an obligation to redeem its shares held by an investor at the net asset value of the shares next determined after receipt of a redemption request in proper form. (See "Organization and Description of Shares of the Trust.")

WHAT IS THE TOCQUEVILLE GOLD FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville Gold Fund is an open-end, diversified management investment company whose investment objective is to provide long-term capital appreciation through investments in gold and securities of companies located throughout the world that are engaged in mining or processing gold ("gold related securities"), and through investments in other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals ("other precious metal securities"). The Fund will invest no less than 65% of its total assets in a portfolio of gold and gold related securities. (See "Investment Objective, Policies and Risks.")

WHO MANAGES THE FUND?

         Tocqueville Asset Management L.P. (the "Investment Advisor") serves as the Fund's investment advisor pursuant to an Investment Advisory Agreement. Under the terms of each Agreement, the Investment Advisor supervises all aspects of the Fund's operations and provides investment advisory services. As compensation, the Investment Advisor receives a fee based on the Fund's average daily net assets. The Investment Advisor also is engaged in the business of acting as investment advisor to private accounts with combined assets of more than $600 million. (See "Investment Advisor and Investment Advisory Agreements.")

DISTRIBUTION PLAN

         The Fund has adopted a distribution plan, pursuant to Rule 12b-1 of the 1940 Act, that allows the Fund to incur distribution expenses related to the sale of its shares of up to .25% per annum of the Fund's average daily net assets. (See "Distribution Plan").

SPECIAL RISK CONSIDERATIONS

         An investor should be aware that there are special risks inherent in investing in gold and gold related securities, including fluctuations in the price of gold and concentration of supply in the gold market. There also are similar special risks inherent in investing in other precious metals and other precious metal securities. (See "Investment Objective, Policies and Risks" and "Additional Investment Policies and Risk Considerations.")

                                    FEE TABLE



SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load on Purchases....................           4.00%
           Maximum Sales Load Imposed on
         Reinvested Dividends...............................         None
         Maximum Deferred Sales Load........................         None
         Redemption Fee                                                *
         Exchange Fee                                                  **
ANNUAL FUND OPERATING EXPENSES:
         (as a % of average net assets)
         Management Fee.....................................           1.00%
         12b-1 Fee (1)......................................            .25%
         Other Expenses (after fee waivers).................            .73%
Total Operating Expenses (after fee waivers)................           1.98%(2)


----------------------

(1) Under the Fund's Distribution Plan, the Advisor is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission by the Fund for payment, subject to the continuation of the Plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the Distribution Plan can be terminated on an annual basis without further liability to the Fund. The Rule 12b-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.
(2) Total Operating Expenses reflect the voluntary waiver and/or the reimbursement of certain expenses. Absent such voluntary waiver and/or reimbursement. Other Expenses and Total Operating Expenses for the Fund would be: 3.00% and 4.25%, respectively. The Advisor has voluntarily undertaken to waive and/or reimburse expenses during the current fiscal year so that Total Fund Operating Expenses do not exceed those stated in the Fee Table. Should the Advisor decide during the current fiscal year that such waiver and/or reimbursement cannot be maintained, shareholders will receive 30 days notice of the change.
* The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by wire.
**       The Transfer Agent charges a $5 fee for each telephone exchange.

EXAMPLE:  You would pay the following  expenses on a $1000 investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period.

          1 Year.....................................         $__
          3 Years....................................         $__

          The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in the Fund will bear directly or indirectly. The "Annual Fund Operating Expenses" summary shows the management fee, Rule 12b-1 fee, and other operating expenses expected to be incurred by the Fund during the current fiscal year. The
"Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The example includes the initial sales charge.

          These examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                             PERFORMANCE CALCULATION

          The Fund calculates performance on a total return basis for various periods. The total return basis combines changes in principal and dividends and distributions for the periods shown, as well as the deduction of all charges and expenses. The total return basis reflects the deduction of the maximum initial sales charge at the time of purchase. Principal changes are based on the difference between the beginning and closing net asset value for the period. Calculations assume reinvestment of all dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains, respectively. In addition, the Fund may calculate performance on a total return basis at net asset value.

          Performance will vary from time to time and past results are not necessarily representative of future results. A shareholder should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses.

          Comparative performance information may be used from time to time in the advertising or marketing of the Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar Mutual Funds. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. All advertisements of the Fund will disclose the maximum sales charge to which investments in shares of the Fund may be subject.


                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

         The Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT OBJECTIVE

          The investment objective of the Fund is to provide long-term capital appreciation through investments in gold and securities of companies located throughout the world that are engaged in mining or processing gold ("gold related securities"), and through investments in other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals ("other precious metal securities"). As a matter of fundamental policy, the Fund will invest no less than 65% of its total assets in a portfolio of gold and gold related securities. Other precious metals include, but are not limited to, platinum, palladium and silver.
Investments directly in gold and other precious metals may be made through certificates representing ownership in such metals.

          The Investment Advisor is of the belief that gold and other precious metals, as investments, have fallen out of favor and are undervalued in relation to their historic valuations and inherent worth during times of adverse monetary and political turmoil. Throughout history, gold and other precious metals have been used as basic monetary standards. As an investment medium, gold and other precious metals, over the long term, have protected capital from adverse monetary and political developments of a national or international nature and, in the face of what appears to be continuous worldwide inflation, may offer a better opportunity for capital growth than many other forms of investment. In addition, investments in gold and other precious metals may provide more of a hedge against currencies with declining buying power, devaluation, and inflation than other types of investments. Notwithstanding these inherent qualities, the selling prices of gold and other precious metals have fallen to historic lows. For example, as of the date of the commencement of operations of the Fund, gold bullion per an ounce was selling at its lowest prices since 1985, and if such price is adjusted for inflation, then gold bullion per an ounce was selling at its lowest prices since 1972. In recent years, gold has shown a negative correlation with stocks (relative to the S&P 500), real interest rates, and the trade-weighted dollar. Accordingly, the Investment Advisor believes that gold, gold securities, other precious metals and other precious metal securities possess good value and the potential for long-term capital appreciation. Of course, there can be no assurance that the Investment Advisor's beliefs are accurate or that the investment objective will be achieved. If the metals and stocks in which the Fund invests never attain their perceived potential or the valuation of such metals and stocks in the marketplace do not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such metals and stocks.

          To achieve its investment objective, the Fund may invest in all types of securities. Since opportunities for long-term growth are primarily expected from equity securities, the Fund will normally invest substantially all of its assets in such securities, including common stock, investment grade debt convertible into common stock, depository receipts for these securities and warrants. The Fund may, however, invest in preferred stock and investment grade debt securities if the Investment Advisor believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. The Fund is not subject to any limitations or guidelines concerning location (i.e., U.S. or non-U.S.) or market capitalization (i.e., small cap, mid cap or large cap) of the issuer.

          With regard to the Fund's direct investments in precious metals, the Fund may invest up to 10% of its total assets in gold bullion and other precious metals. In addition, the Fund may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. Government or U.S. Government agencies. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

          Special Considerations. The Investment Advisor will manage the Fund's portfolio to assure that the Fund will not acquire or dispose of gold bullion or other precious metals if such acquisition or disposition would jeopardize the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). In general, the Fund could fail to qualify as a regulated investment company if the Fund derived 10% or more of its gross income from gains from sales or other dispositions of gold bullion or other precious metals. The Fund may be required to make less than optimal investment decisions, including foregoing the opportunity to realize gains, if necessary to permit the Fund to qualify as a regulated investment company. In addition, the Fund's investments in gold bullion and other precious metals subject the Fund to the following risks: the price of a metal may be subject to wide fluctuation; the market for a metal may be relatively limited; the sources of a metal may be concentrated in countries with potential instability; and currently, the markets for the metals are unregulated. Investments in gold bullion and other precious metals will cause the Fund to incur additional costs for insurance, shipping and storage.

          In addition, an investor should be aware that investment in small capitalization issuers carries more risk than investment in issuers with market capitalization greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that may make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small capitalization issuers may be more volatile.


             ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

          The following investment strategies and techniques are not fundamental policies of the Fund and may be changed without prior shareholder approval. The Fund will notify shareholders in writing and amend the Prospectus accordingly should any such modifications in investment strategies or techniques occur.

REPURCHASE AGREEMENTS

          The Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Fund will receive interest from the institution until the time when the repurchase is to occur.

          The Fund will always receive collateral (i.e., U.S. Government obligations or obligations of its agencies or instrumentalities, or short-term money market securities) acceptable to it whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence of book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and the Fund might incur disposition costs in liquidating the collateral. The Fund attempts to minimize such risks by specifying the required value of the underlying collateral.

ILLIQUID SECURITIES

          The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED SECURITIES

          The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the "Illiquid Securities" section, provided that a determination is made that such securities have a readily available trading market. The Investment Advisor will determine the liquidity of Rule 144A securities under the supervision of the Board of Trustees. The liquidity of Rule 144A securities will be monitored by the Investment Advisor, and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

TEMPORARY INVESTMENTS

          The Fund does not intend to engage in short-term trading on an ongoing basis. Current income is not an objective of the Fund, and any current income derived from the Fund's portfolio will be incidental. For temporary defensive purposes, when deemed necessary by the Investment Advisor, the Fund may invest up to 100% of its assets in U.S. Government obligations or "high-quality" debt obligations of companies incorporated and having principal business activities in the United States. When the Fund's assets are so invested, they are not invested so as to meet the Fund's investment objective. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one nationally recognized statistical ratings organization ("NRSRO") (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation ("S&P") or "P-1" or "P-2" by Moody's Investors Service, Inc. ("Moody's")) or (2) are unrated by an NRSRO but are determined by the Investment Advisor to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (the "Trustees").

PORTFOLIO TURNOVER

          It is anticipated that the annual turnover rate for the Fund should not exceed 150%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.


INVESTMENTS IN DEBT SECURITIES

          With respect to investment by the Fund in debt securities, there is no requirement that all such securities be rated by a recognized rating agency. However, it is the policy of the Fund that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Investment Advisor, of equivalent quality to "investment grade" securities. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's or S&P . Securities rated Aaa by Moody's and AAA by S&P are judged to be of the best quality and carry the smallest degree of risk. Securities rated Baa by Moody's and BBB by S&P lack high quality investment characteristics and, in fact, have speculative characteristics as well. Debt securities are interest-rate sensitive; therefore their value will tend to decrease when interest rates rise and increase when interest rates fall. Such increase or decrease in value of longer-term debt instruments as a result of interest rate movement will be larger than the increase or decrease in value of shorter-term debt instruments.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

          The Fund may invest in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Investment Advisor has agreed to waive its management fees with respect to the portion of the Fund's assets invested in shares of other investment companies.

SHORT SALES

          The Fund will not make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Any gain realized by the Fund on such sales will be recognized at the time the Fund enters into the short sales.

OPTIONS TRANSACTIONS

           The Fund may purchase put and call options on securities and on stock indices to attempt to hedge its portfolio and to increase its total return. The Fund may purchase call options when, in the opinion of the Investment Advisor, the market price of the underlying security or index will increase above the exercise price. The Fund may purchase put options when the Investment Advisor expects the market price of the underlying security or index to decrease below the exercise price. When the Fund purchases a call option it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

           The Fund may purchase puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by purchasing puts on that foreign currency. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls on that foreign currency. However, in the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

          The Fund also may purchase puts and calls on gold and other precious metals that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of gold and other precious metals and against increases in the dollar cost of gold and other precious metals to be acquired. The discussion, rational and risks of puts and calls on foreign currencies described in this section are also applicable to puts and calls on gold and other precious metals.

          This discussion is a general summary. See the Statement of Additional Information for information concerning the Fund's options transactions and strategies.

FUTURES AND OPTIONS ON FUTURES TRANSACTIONS

          The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. The Fund also may enter into a futures contract based on gold and other precious metals, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

          Although the Fund is permitted to engage in the purchase and sale of futures contracts and options thereon solely for hedging purposes, the use of such instruments does involve certain transaction costs and risks. The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on related indexes depends on the degree to which movements in the value of the currencies, securities, index, gold or other precious metals underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's portfolio. The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. While the Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. Investments in futures contracts on fixed income securities and related indexes involve the risk that if the Investment Advisor's judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract.

WRITING COVERED CALL OPTION CONTRACTS

          The Fund may write covered call options on securities or stock indices, but will not write such options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of its net assets. A call option is "covered" if the Fund owns the underlying security covered by the call.
The Fund will not write covered call option contracts for speculative purposes.

          When a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

          Risks associated with writing covered call option contracts are similar to the risks discussed in the section concerning "Futures and Options on Futures Transactions," above.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

          GENERAL. Consistent with their respective investment objectives and policies, the Fund may invest indirectly in foreign assets through ADRs, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank, and the Fund may directly or indirectly invest in securities of foreign issuers. Direct and indirect investments in securities of foreign issuers may involve risks that are not present with domestic investments and there can be no assurance that the Fund's foreign investments will present less risk than a portfolio of domestic securities. Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Settlement of transactions in some foreign markets may be delayed or less frequent than in the United States, which could affect the liquidity of the Fund's portfolio. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability or revolution, or diplomatic developments which could affect investments in those countries.

          The value of the Fund's investments denominated in foreign currencies may depend in part on the relative strength of the U.S. dollar, and the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. When the Fund invests in foreign securities they will usually be denominated in foreign currency, and the Fund may temporarily hold funds in foreign currencies. Thus, the Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

YEAR 2000 PROBLEM.

          Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor/administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor/administrator is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers.


              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENT

          Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, acts as Investment Advisor to the Fund under an investment advisory agreement (the "Agreement") which provides that the Investment Advisor identify and analyze possible investments for the Fund, and determine the amount, timing, and form of such investments. The Investment Advisor has the responsibility of monitoring and reviewing the Fund's portfolio, on a regular basis, and recommending the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Investment Advisor is an affiliate of Tocqueville Securities L.P., the Fund's distributor.

         John Hathaway serves as the portfolio manager of the Fund. Mr. Hathaway was a portfolio manager with Hudson Capital Advisors from 1986 through 1989, and the President, Chief Investment Officer and portfolio manager with Oak Hall Advisors from 1989 through 1996. Mr. Hathaway has been a portfolio manager with the Investment Advisor since 1997. Mr. Hathaway received his MBA from the University of Virginia and his BA from Harvard University.

          Under the terms of the Agreement, the Fund pays the cost of all its expenses (other than those expenses specifically assumed by the Investment Advisor or the Fund's distributor), including the pro rata costs incurred in connection with the Fund's maintenance of its registration under the 1933 Act and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, trustees' fees and shareholder meetings.

          The Investment Advisor receives a fee from the Fund, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% on the first $500 million of the average daily net assets of the Fund,
 .75% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .65% of the average daily net assets in excess of $1 billion. The fee is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares.


                                DISTRIBUTION PLAN

          The Fund has adopted a distribution plan (each a "Plan") pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the Plan, the Fund may incur distribution expenses related to the sale of its shares of up to .25% per annum of the Fund's average daily net assets.

          The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville Securities L.P. ("Tocqueville Securities" or the "Distributor"), the Fund's distributor, who enter into agreements with the Fund or Tocqueville Securities. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. If the Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates. (See the Statement of Additional Information--"Distribution Plan" for further information about the Plan.)


                        ADMINISTRATIVE SERVICES AGREEMENT

          Under an Administrative Services Agreement, Tocqueville Asset Management L.P. supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Fund, may be directors, officers or employees of (and persons providing services to the Fund may include) Tocqueville Asset Management L.P. and its affiliates. For these services and facilities, Tocqueville Asset Management L.P. receives with respect to the Fund a fee computed and paid monthly at an annual rate of .15% of the average daily net assets of the Fund. Certain administrative responsibilities have been delegated to and are being performed by Firstar Trust Company.


                              BROKERAGE ALLOCATION

          Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Investment Advisor. The Investment Advisor, subject to obtaining the best price and execution, may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fund. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. The Fund's brokerage allocation policies may permit the Fund to pay a broker-dealer which furnishes research services a higher commission than that which might be charged by another broker-dealer which does not furnish research services, provided that such commission is deemed reasonable in relation to the value of the services provided by such broker-dealer. Subject to the supervision of the Trustees, the Investment Advisor is authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to the Distributor, Tocqueville Securities L.P., an affiliate of the Investment Advisor. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


                               PURCHASE OF SHARES

GENERAL INFORMATION Shares are sold to investors at the net asset value next determined after a purchase order becomes effective (as described below) plus a varying initial sales charge.

          The minimum initial investment in The Tocqueville Trust is $1,000 which may be allocated among the Fund and other portfolios of the Trust (the "Funds") so long as at least $250 is invested in each Fund in which you choose to invest. The minimum initial investment for 401(k), IRA, Keogh and other pension or profit sharing plan accounts is $250. The minimum subsequent investment in the Trust is $100. The Distributor may, in its discretion, waive the minimum investment requirements for purchases including those made via the Automatic Investment Plan, which is discussed below.

          Shares of the Fund may be purchased from the following entities: (a) the Funds' Distributor, Tocqueville Securities; (b) authorized securities dealers which have entered into sales agreements with Tocqueville Securities (the "Selling Brokers") on a best efforts basis and brokers who have entered into agreements with the Trust to provide distribution and shareholder services; and (c) the Funds' transfer agent, Firstar Trust Company (the "Transfer Agent"). The Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

          A purchase order becomes effective upon receipt of the order by Tocqueville Securities, a Selling Broker or other broker or the Transfer Agent. Purchase orders received prior to 4:00 p.m. New York time are priced according to the net asset value per share next determined on that day. Purchase orders received after 4:00 p.m. New York time are priced according to the net asset value per share next determined on the following day.

          The net asset value per share is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of Fund shares outstanding. The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each "Fund business day" which is any day on which the Exchange is open for business.

          Investors who already have a brokerage account with Tocqueville Securities, a Selling Broker or other broker may purchase the Fund's shares through such broker. Payment for purchase orders through Tocqueville Securities, the Selling Broker or other broker must be made to Tocqueville Securities, the Selling Broker or other broker within three business days of the purchase order. All dealers are responsible for forwarding orders for the purchase of the Fund's shares on a timely basis.

          The Fund's shares normally will be maintained in book entry form and share certificates will be issued only on request. The Distributor reserves the right to refuse to sell shares of the Fund to any person.


                                               INITIAL SALES CHARGES

          The initial sales charge, imposed upon a sale of shares, varies according to the size of the purchase as follows:

                                                                                    INITIAL SALES CHARGE              CONCESSION
                                                                                                                      TO DEALERS
                                                                                   % OF             % OF NET             % OF
                                                                                 OFFERING            AMOUNT            OFFERING
AMOUNT OF PURCHASE                                                                 PRICE            INVESTED            PRICE
                                                                                  -------          ----------          ------
Less than $100,000..........................................................       4.00               4.16               3.50
$100,000 to $249,999........................................................       3.50               3.63               3.00
$250,000 to $499,000........................................................       2.50               2.56               2.00
$500,000 to $999,999........................................................       1.50               1.52               1.00
$1,000,000 and over.........................................................       1.00               1.01               0.50


          The reduced initial sales charges apply to the aggregate of purchases of shares of the Fund made at one time by any "person", which term includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

          Upon notice to Selling Brokers, Tocqueville Securities may reallow up to the full applicable initial sales charge and such Selling Broker may therefore be deemed an "underwriter" under the 1933 Act, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain Selling Brokers whose representatives have sold or are expected to sell significant amounts of one or all of the Funds of the Trust. At various times the Distributor may implement programs under which a Selling Broker's sales force may be eligible to win cash or material awards for certain sales efforts or under which the Distributor will reallow an amount not exceeding the total applicable initial sales charges generated by the Selling Broker during such programs to any Selling Broker that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to Selling Brokers, consisting of written informational material relating to sales incentive campaigns conducted by such Selling Brokers for their representatives.


                     PURCHASES OF SHARES AT NET ASSET VALUE

           PURCHASES THROUGH CERTAIN BROKERAGE ACCOUNTS. Shares may be purchased at net asset value through brokerage accounts with Tocqueville Securities L.P., Selling Brokers and other brokers who have entered into agreements with the Trust to provide distribution and shareholder services.

          QUALIFIED PERSONS. There is no initial sales charge for "Qualified Persons", which are the following (a) active or retired trustees, directors, officers, partners or employees (their spouses and children under age 21) of (i) the Investment Advisor and Distributor or any affiliates or subsidiaries thereof (the directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) Selling Brokers or other brokers who have entered into agreements with the Trust to provide distribution and shareholder services, or (iii) trade organizations to which the Investment Advisor belongs and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above.

          PURCHASES THROUGH INVESTMENT ADVISORS. Purchases also may be made with no initial sales charge through a registered investment adviser who has registered with the Securities and Exchange Commission or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases shares for its own account, or an account for which the investment adviser has discretion and is authorized to make investment decisions.

          QUALIFIED AND OTHER RETIREMENT PLANS. In addition, no initial sales charge will apply to any purchase of shares by an investor through a 401(k) Plan or 457 (state deferred compensation) Plan.

          RECENTLY REDEEMED SHARES. Shares of the Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.

          SHAREHOLDERS AS OF JANUARY 1, 1994. Shareholders who held shares of a Fund of the Tocqueville Trust prior to January 1, 1994, may purchase shares of the Fund at net asset value for as long as they continue to own shares of any Fund of the Trust, provided that there is no change in the account registration. However, once a shareholder has closed an account by redeeming all of their Fund shares for a period of more than thirty days such shareholder will no longer be able to purchase shares of the Fund at net asset value.


                          REDUCED INITIAL SALES CHARGES

          CUMULATIVE QUANTITY DISCOUNT. Shares of the Fund may be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of all shares of the Fund and the other Funds of the Trust, acquired by exchange from such other Fund, provided such Fund charged an initial sales load at the time of the exchange then held by such person and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

          GROUP PURCHASES. An individual who is a member of a qualified group (as defined below) may also purchase shares of the Fund at the reduced initial sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount". For example, if members of the group had previously invested and still held $90,000 of shares and now were investing $15,000, the initial sales charge would be 3.50%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation that the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

          A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

          LETTER OF INTENT. Investors may also qualify for reduced initial sales charges by signing a Letter of Intent (the "LOI"). This enables the investor to aggregate purchases of shares of the Fund with purchases of shares of any other Fund of the Trust acquired by exchange, during a 13-month period. The initial sales charge is based on the total amount invested in shares during the 13-month period. Shares of any Fund of the Trust currently owned by the investor, if any, will be credited as purchases (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a LOI.

          The LOI is not a binding obligation on the investor to purchase, or on a Fund to sell, the full amount indicated; however, on the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the initial sales charge paid and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Shareholders will be paid distributions, either in additional shares or cash, upon such escrowed shares.


                               METHODS OF PAYMENT

          BY CHECK. Investors who wish to purchase shares directly from the Transfer Agent may do so by sending a completed purchase application (included with this Prospectus or obtainable from the Trust) to The Tocqueville Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701, accompanied by a check payable to The Tocqueville Gold Fund. Purchase applications sent to the Fund will be forwarded to the Transfer Agent, and will not be effective until received by the Transfer Agent. The price per share is the next determined per share net asset value (plus a varying initial sales charge) after receipt of an application by Firstar Trust Company. Purchase applications should be mailed directly to: The Tocqueville Trust, The Tocqueville Gold Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. To purchase shares by overnight or express mail, please use the following street address: The Tocqueville Trust, The Tocqueville Gold Fund, c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to The Tocqueville Gold Fund or by direct wire transfer. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. The shareholder will also be responsible for any losses suffered by the Fund as a result.

          BY AUTOMATIC INVESTMENT PLAN. The Fund has an Automatic Investment Plan which permits an existing shareholder to purchase additional shares of the Fund (minimum $100 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a shareholder's checking, bank money market, NOW account, or savings account in an amount of $100 or more designated by the shareholder. At the shareholder's option, the account designated will be debited and shares will be purchased on the date selected by the shareholder. There must be a minimum of seven days between automatic purchases. If the date selected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Account, complete and sign Section F of the Purchase Application and send it to the Transfer Agent. Shareholders may cancel this privilege or change the amount of purchase at any time by calling 1-800-697-3863 or by mailing written notification to: The Tocqueville Trust, The Tocqueville Gold Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The change will be effective five business days following receipt of notification by the Transfer Agent. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction .

          While investors may use this option to purchase shares in their IRA or other retirement plan accounts, neither the Distributor nor the Transfer Agent will monitor the amount of contributions to ensure that they do not exceed the amount allowable for Federal tax purposes. Firstar Trust Company will assume that all retirement plan contributions are being made for the tax year in which they are received.

         BY WIRE. Investors who purchase shares directly from the Transfer Agent may also purchase shares by wire. Funds should be wired to:

          ................................Firstar Bank Milwaukee, N.A.
          ................................777 East Wisconsin Avenue
          ................................Milwaukee, Wisconsin 53202
          ................................ABA # 075000022
          ................................Credit: Firstar Trust Company
          ................................Account # 112952137
          ................................Further credit: The Tocqueville Trust
 - The Tocqueville Gold Fund
          ...........................................Name of shareholder and account number (if known)
         (Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.)

          The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to Firstar Trust Company, 1-800-697-3863, to provide information for the account. A properly signed share purchase application marked "Follow Up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted.


                                              REDEMPTION OF SHARES

GENERAL INFORMATION

          In order to redeem shares purchased through Tocqueville Securities, a Selling Broker or other broker, the broker must be notified by telephone or mail to execute a redemption. A properly completed order to redeem shares received by the broker's office will be executed at the net asset value next determined after receipt by the broker of the order. Redemption proceeds will be held in a shareholder's account with Tocqueville Securities unless the broker is instructed to remit all proceeds directly to the shareholder.

          Shares purchased through the Transfer Agent may be redeemed by the Transfer Agent at the next determined net asset value upon receipt of a request in good order. Payment will be made for redeemed shares as soon as practicable, but in no event later than three business days after receipt of a redemption notification in good order. If the shares being redeemed were purchased directly from the Transfer Agent by check, payment may be delayed for the minimum time needed to verify that the purchase check has been honored. This is not normally more than 15 days from the time of receipt of the check by the Transfer Agent. "Good order" means that the request complies with the following: (a) where the shareholder has not elected to permit telephone redemptions, the request must be in writing, specifying the number of shares or dollar amount to be redeemed and sent to the Transfer Agent, Attn.: The Tocqueville Gold Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. Redemption requests sent by overnight or express mail should be directed to: The Tocqueville Gold Fund, c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored; (b) where share certificates have been issued, a shareholder must endorse the certificates and include them in the redemption request; (c) signatures on the redemption request and on endorsed certificates submitted for redemption must be guaranteed by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member firm (broker-dealer) of a national securities exchange (a notary public or a savings and loan association is not an acceptable guarantor); and, (d) the request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations. Any written requests sent to a Fund will be forwarded to the Transfer Agent and the effective date of a redemption request will be when the request is received by the Transfer Agent. Shareholders who purchased shares through the Transfer Agent may arrange for the proceeds of redemption requests to be sent by Federal Fund wire to a designated bank account by sending wiring instructions to Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by Federal Fund wire. Additional information regarding redemptions may be obtained by calling 1-800-697-3863.

          Shares of the Fund purchased through programs of services offered or administered by processing intermediaries that have entered into agreements with the Fund ("Processing Intermediaries") may be required to be redeemed through such programs. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to shareholders who redeem shares directly through the Fund. The Fund may only accept redemption requests for an account in which the Processing Intermediary is the shareholder of record from the Processing Intermediary. The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept redemption requests on the Fund's behalf. In such event, the Fund will be deemed to have received a redemption request when the Processing Intermediary accepts the customer request, and the redemption price will be the Fund's net asset value next computed after the customer redemption request is accepted by the Processing Intermediary.

          Redemption of the Fund's shares or payments therefore may be suspended at such times (a) when the Exchange is closed, (b) when trading on the Exchange is restricted, (c) when an emergency exists which makes it impractical for the Fund to either dispose of securities or make a fair determination of net asset value, or (d) for such other period as the Securities and Exchange Commission may permit for the protection of the Fund's shareholders. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase.

          The Fund reserves the right to close an account that has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the Fund.

TELEPHONE REDEMPTION

          Shareholders of the Fund will also be permitted to redeem fund shares by telephone. To redeem shares by telephone, call 1-800-697-3863 with your account name, account number and amount of redemption. Redemption proceeds will only be sent to a shareholder's address or a pre-authorized bank account of a commercial bank located within the United States as shown on the Transfer Agent's records. (Available only if established on the account application and if there has been no change of address by telephone within the preceding 15 days.)

          The Fund reserves the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Fund at any time upon notice to shareholders. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent.

          In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and the Transfer Agent employ reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded. The Fund may implement other procedures from time to time. If reasonable procedures are not implemented, the Fund and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.


                             SHAREHOLDER PRIVILEGES

           SYSTEMATIC WITHDRAWAL PLAN. The Fund offers a Systematic Withdrawal Plan for shareholders who own shares worth at least $10,000 at current net asset value of the Fund. Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly). In electing to participate in the Systematic Withdrawal Plan, investors should realize that within any given period the appreciation of their investment in the Fund may not be as great as the amount withdrawn. A shareholder may vary the amount of frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1-800-697-3863. The Systematic Withdrawal Plan does not apply to shares of the Fund held in Individual Retirement Accounts or defined contribution retirement plans. For additional information or to request an application please call Firstar Trust Company at 1-800-697-3863.

          EXCHANGE PRIVILEGE. Subject to certain conditions, shares of the Fund may be exchanged for the shares of another Fund of The Tocqueville Trust at such Fund's then current net asset value. No initial sales charge is imposed on the shares being acquired through an exchange. The dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange. You should note that any such exchange, which may only be made in states where shares of the Funds of The Tocqueville Trust are qualified for sale, may create a gain or loss to be recognized for federal income tax purposes. Exchanges must be made between accounts having identical registrations and addresses. Exchanges may be authorized by telephone. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures in an attempt to verify the identity of a person making a telephone exchange request. The Funds reserve the right to refuse a telephone exchange request if they believe that the person making the request is not the record owner of the shares being exchanged, or is not authorized by the shareholder to request the exchange. Shareholders will be promptly notified of any refused request for a telephone exchange. As long as these normal identification procedures are followed, neither the Funds nor their agents will be liable for loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone exchange privilege. You will not automatically be assigned this privilege unless you check the box on the Purchase Application which indicates that you wish to have the privilege. The exchange privilege may be modified or discontinued at any time.

          Shareholders may also exchange shares of any or all of an investment in the Fund for shares of the Firstar Money Market Fund, the Firstar Tax-Exempt Money Market Fund, or the Firstar U.S. Government Fund (collectively the "Money Market Funds"). This Exchange Privilege is a convenient way for shareholders to buy shares in a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Funds, shareholders must read the Firstar Money Market Funds' Prospectus. To obtain the Money Market Funds' Prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-697-3863. The Transfer Agent charges a $5 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. There is no charge for exchange transactions that are requested by mail. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Funds. All accounts opened in a Money Market Fund as a result of using the Exchange Privilege must be registered in the identical name and taxpayer identification number as a shareholder's existing account with the Funds.

          For purposes of the Exchange Privilege, exchanges into and out of the Money Market Funds will be treated as shares owned in the Fund. For example, if an investor who owned shares in the Fund moved an investment from the Fund to one of the Money Market Funds and then decided at a later date to move the investment back to the Fund, he or she would be deemed, once again, to own shares of one of the Fund and may do so without the imposition of any additional sales charges, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and reinvestment.

          Remember that each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Funds for certain support services at the annual rate of .20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the Exchange Privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Fund and may thus be restricted or refused. Excessive use of the Exchange Privilege is defined as more than five exchanges per calendar year. The restriction or termination of the Exchange Privilege does not affect the rights of shareholders to redeem shares, as discussed in the Prospectus.

          The Money Market Funds are managed by Firstar Investment Research and Management Company, an affiliate of Firstar Trust Company. The Firstar Funds, including the Money Market Funds, are unrelated to The Tocqueville Trust.

          CHECK REDEMPTION. A shareholder may request on the Purchase Application or by later written request to establish check redemption privileges for any of the Money Market Funds. The redemption checks ("Checks") will be drawn on the Money Market Fund in which the investor has made an investment. Checks will be sent only to the registered owner(s) and only to the address of record. Checks may be made payable to the order of any person in the amount of $250 or more. Dividends are earned until the Check clears the Transfer Agent. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the particular Money Market Fund involved to redeem a sufficient number of the investor's shares to cover the amount of the Check. Checks will not be returned to shareholders after clearance. The initial checkbook is free, additional checkbooks are $5. The fee for additional checkbooks will be deducted from the shareholder's account. There is no charge to the investor for the use of the Checks; however, the Transfer Agent will impose a $20 charge for stopping payment of a Check upon the request of the investor, or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Money Market Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.


                                RETIREMENT PLANS

INDIVIDUAL RETIREMENT ACCOUNTS

          Individual shareholders may establish their own tax-sheltered Individual Retirement Accounts ("IRA"). The Fund offers three types of IRA's, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

          Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distribution prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

          Roth IRA. In a Roth IRA (sometimes known as the American Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawals are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

          For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

          Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possible penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

          Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

SIMPLIFIED EMPLOYEE PENSION PLAN

          A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP- IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deducible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purposes compensation in excess of $160,000 per year). The $160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

          An IRA may also be used in connection with a SIMPLE Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit applies for 1998 and is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contribution. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A
SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.


                    DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS

          DIVIDENDS AND DISTRIBUTIONS. Dividends are paid at least annually by the Fund. The Fund also distributes net capital gains (if any) at least annually. Dividends and distributions of shares may be reinvested at net asset value without an initial sales charge. Shareholders should indicate on the purchase application whether they wish to receive dividends and distributions in cash. Otherwise, all income dividends and capital gains distributions are automatically reinvested in the Fund at the next determined net asset value unless the Transfer Agent receives written notice from an individual shareholder prior to the record date, requesting that the distributions and dividends be distributed to the investor in cash.

          TAX MATTERS. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including the requirements with respect to diversification of assets, distribution of income and sources of income. It is the Fund's policy to distribute to its shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income tax or the 4% excise tax. If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all of its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

          Distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, without regard to the length of time the Fund's shares were held.

          Portions of the Fund's investment income may be subject to foreign income taxes withheld at the source. The economic effect of such withholding taxes on the total return of the Fund cannot be predicted. The Fund may elect to "pass through" to its shareholders these foreign taxes, in which event each shareholder will be required to include their pro rata portion thereof in its gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit for such amount.

          Distributions by the Fund to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made or deemed made during the year, including any amount of foreign taxes "passed through," will be sent to shareholders promptly after the end of each year. A shareholder who purchases shares of the

Fund just prior to the record date will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase may have reflected the amount of such dividend.

          A shareholder will recognize gain or loss upon the sale (exchange) or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss recognized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss recognized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

          Ordinary income dividends paid to non-resident alien or foreign entity shareholders generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of United States withholding taxes.

          Under the backup withholding rules of the Code, certain shareholders may be subject to 31% backup withholding tax on ordinary income dividends, capital gain dividends and redemption payments made by the Fund. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for an individual is usually his Social Security number) or certify that the shareholder is a corporation or otherwise exempt from or not subject to backup withholding.

          The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, a prospective shareholder should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, each prospective shareholder should consult with his own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.


               ORGANIZATION AND DESCRIPTION OF SHARES OF THE TRUST

          The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust's Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in an unlimited number of series of shares. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in a Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive or conversion rights. Fund shares do not have cumulative voting rights and, therefore, holders of at least 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

          There will not normally be annual shareholder meetings. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.


               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

          Firstar Trust Company and The Chase Manhattan Bank serve as custodian for the portfolio securities and cash of the Fund. Firstar Trust Company serves as the Fund's Transfer and Dividend Paying Agent, and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Its mailing address is 615 East Michigan Street, Milwaukee, WI 53202.


                       COUNSEL AND INDEPENDENT ACCOUNTANTS

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, N.Y. 10022, is counsel for the Trust. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, N.Y. 10017-2416, has been appointed independent accountants for the Trust.

                              SHAREHOLDER INQUIRIES

          Shareholder inquiries should be directed to The Tocqueville Trust c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202,
Attention: The Tocqueville Gold Fund, or may be made by calling 1- 800-697-3863.

                                OTHER INFORMATION

          This Prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in such registration statement may be obtained without charge from the Trust.

          No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.

          The Code of Ethics of the Investment Advisor and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

                                   PROSPECTUS

                                  June 29, 1998






                              THE TOCQUEVILLE TRUST

                            THE TOCQUEVILLE GOLD FUND


INVESTMENT ADVISOR

Tocqueville Asset Management L.P.
1675 Broadway
New York, New York 10019
Telephone: (212) 698-0800

DISTRIBUTOR

Tocqueville Securities L.P.
1675 Broadway
New York, New York 10019
Telephone: (800) 697-3863

SHAREHOLDERS' SERVICING,
CUSTODIAN AND TRANSFER AGENT

Firstar Trust Company
P.O.  Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: (800) 697-3863

BOARD OF TRUSTEES
Francois Sicart -- Chairman
Lucille G. Bono
Bernard F.  Combemale
James B.  Flaherty
Inge Heckel
Robert W. Kleinschmidt
Francois Letaconnoux
Larry M. Senderhauf

 STATEMENT OF ADDITIONAL INFORMATION - June 29, 1998



                              THE TOCQUEVILLE TRUST

                            THE TOCQUEVILLE GOLD FUND


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus and should be read in conjunction with the Fund's current Prospectus, copies of which may be obtained by writing The Tocqueville Trust, c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 or calling (800) 697-3863.

         This  Statement  of  Additional   Information  relates  to  the  Fund's
Prospectus which is dated June 29, 1998.


                                TABLE OF CONTENTS
                                                                           Page

Investment Policies and Risks...............................................  2
Investment Restrictions.....................................................  5
Management..................................................................  7
Investment Advisor and Investment Advisory Agreement.......................   9
Distribution Plan........................................................... 10
Administrative Services Agreement..........................................  10
Portfolio Transactions and Brokerage........................................ 10
Allocation of Investments................................................... 11
Computation of Net Asset Value.............................................. 11
Purchase and Redemption of Shares........................................... 12
Tax Matters................................................................. 12
Performance Calculation..................................................... 18
General Information......................................................... 19
Reports  ................................................................... 20

      The Tocqueville Trust (the "Trust") is a Massachusetts business trust currently consisting of separate funds. This Statement of Additional Information relates to The Tocqueville Gold Fund (the "Fund"), an open-end, diversified management investment company. The Fund's investment objective is to provide long-term capital appreciation through investments in gold and securities of companies located throughout the world that are engaged in mining or processing gold ("gold related securities"), and through investments in other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals ("other precious metal securities"). Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.



                          INVESTMENT POLICIES AND RISKS


The following descriptions supplement the investment policies of Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

           1.  Writing Covered Call Options on Securities and Stock Indices

           The Fund may write covered call options on optionable securities or stock indices from time to time as the Investment Advisor determines is appropriate in seeking to attain the Fund's objective. A call option written by the Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price. Options on stock indices are settled in cash.

           The Fund may write only covered call options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities or cash satisfying the cover requirements of securities exchanges).

           The Fund will receive a premium for writing a covered call option, which increases the return of the Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security or index to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security or index. By writing a covered call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security or index above the exercise price of the option.

           The Fund may terminate an option that it has written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security (or securities) owned by the Fund.

           2.  Purchasing Put and Call Options on Securities and Stock Indices

           The Fund may purchase put options to protect its portfolio holdings in an underlying stock index or security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security or index at the put exercise price regardless of any decline in the underlying market price of the security or index. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security or index by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

           The Fund may also purchase call options to hedge against an increase in prices of stock indices or securities that it ultimately wants to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security or index at the time it purchased the call option by the premium paid for the call option and by transaction costs, but it limits the loss it will suffer if the security or index declines in value to such premium and transaction costs.

           3.  Borrowing

           The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

           4.  Repurchase Agreements

           The Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Fund will receive interest from the institution until the time when the repurchase is to occur.

           The Fund will always receive as collateral U.S. Government or short-term money market securities whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The Fund will attempt to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral.

           5.  Futures Contracts

           The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. The Fund also may enter into futures contracts based on gold and other precious metals, options on such futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, currency, index, gold or other precious metal at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

           Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

           Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

           After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

           In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the CFTC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

           When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

           The Fund will only sell futures contracts to protect securities and currencies it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. The Fund also will only sell futures contracts or purchase futures contracts based on gold or other precious metals for protection against decreases or increases in the price of gold or other precious metals, as applicable.

           The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Risk Factors in Futures Transactions

           Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

           The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Investment Advisor does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

           Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying the futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Conclusion

           Unlike the fundamental investment objective of the Fund set forth above and the investment restrictions set forth below which may not be changed without shareholder approval, the Fund has the right to modify the investment policies described above without shareholder approval.

                             INVESTMENT RESTRICTIONS

           The following fundamental policies and investment restrictions have been adopted by the Fund and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of the Fund which, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), means the affirmative vote of the lesser of
(a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

                (1)   issue senior securities;

                (2) invest more than 25% of its assets in the securities of issuers in any one industry, with the exception of gold, gold related securities, other precious metals, and other precious metal securities;

                (3) with respect to 75% of the value of the Fund's assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Fund;

                (4) make loans of money or securities other than (a) through the purchase of publicly distributed bonds, debentures or other corporate or governmental obligations, (b) by investing in repurchase agreements, and (c) by lending its portfolio securities, provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

                (5) borrow money in excess of 10% of the value of the Fund's total assets from banks. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets;

                (6)  buy  or  sell  real  estate,   commodities,   or  commodity
           contracts, except the Fund may purchase or sell futures or options on futures;

                (7)   underwrite securities;

                (8) invest in precious metals other than in accordance with the Fund's investment objective and policy, if as a result the Fund would then have more than 10% of its total assets (taken at current value) invested in such precious metals; and

                (9) participate in a joint investment account.

           The following restrictions are non-fundamental and may be changed by the Fund's Board of Trustees. Pursuant to such restrictions, the Fund will not:

                (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund;

                (2) purchase the securities of any other investment company, if the Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund; and

                (3) invest more than 10% of its total net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Advisor shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.


                                   MANAGEMENT

           The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or the Fund and persons or companies furnishing services to the Fund, including the Fund's agreement with an investment advisor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers subject always to the investment objectives and policies of the Fund and to general supervision by the Trust's Board of Trustees.

           The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 1675 Broadway, New York, New York 10019.

FRANCOIS DANIEL SICART,* CHAIRMAN, PRINCIPAL EXECUTIVE OFFICER AND TRUSTEE. Chairman and Chief Executive Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present; Chairman and Chief Executive Officer, Tocqueville Asset Management Corp. from December, 1985 to January, 1990; Vice Chairman of Tucker Anthony Management Corporation, from 1981 to October 1986; Vice President (formerly general partner) and other positions with Tucker Anthony, Inc. from 1969 to January, 1990.

LUCILLE G. BONO, TRUSTEE. Financial services consultant, 1997 to present; Operations and administrative manager, Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January 1990 to November 1997; similar responsibilities, Tocqueville Asset Management Corp., December 1985 to January 1990; operations and administration staff, Tucker Anthony Inc. (and predecessors), April 1954 to January 1990.

BERNARD F. COMBEMALE, TRUSTEE. Investment Management Consultant, 1981 to present; Chairman and Chief Executive Officer, Trusthouse Forte Inc., 1984 to 1988; Chairman of the Executive Committee & Director, Western World Insurance Company, 1981 to present; Director, Westco Holding Corporation, 1981 to present; Director, The French-American Foundation, 1980 to present; Trustee, The Princess Grace Foundation - U.S.A., 1980 to present.

JAMES B. FLAHERTY, TRUSTEE. President and Partner, Troutbeck Conference Center and Country Inn from October, 1979 to present; Vice President, Leedsville Realty and Construction Corp. from 1980 to present; Associate Creative Director, Young and Rubicam Advertising, and Dentsu, Young and Rubicam from March, 1983 to February, 1985; Creative Director and Senior Vice President, Tinker Campbell Ewald from October,


--------------
*    Interested person of the Fund as defined in the 1940 Act.

1977 to November, 1980; Partner/owner of Freshfields Restaurant, W. Cornell, CT; President/Creative Director of JBF Ltd., an advertising company.

INGE HECKEL, TRUSTEE. Management Consultant, 1988 to present; Executive Director, Princess Grace Foundation U.S.A. from June, 1986 to September, 1988; Vice President and Assistant Secretary, The Asia Society from September, 1984 to June, 1986; Executive Director, Metropolitan Boston Zoos from September, 1982 to July, 1984; President, Bradford College, Bradford, Massachusetts from September, 1979 to June, 1982; Trustee of Bradford College; Former Director and Chairman, Public Relations Committee, International Counsel of Museums (UNESCO); Former Director, BayBank/Merrimack Valley; Member, Art Advisory Board, Mount Holyoke College Art Museum.

ROBERT KLEINSCHMIDT,* PRESIDENT, PRINCIPAL OPERATING OFFICER AND TRUSTEE. President, Tocqueville Asset Management L.P. from January, 1994 to present and Managing Director from July, 1991 to January, 1994. Partner, David J. Greene & Co., May, 1978 to July, 1991. Assistant Vice President, Irving Trust Co., July, 1976 to May, 1978.

FRANCOIS LETACONNOUX, TRUSTEE. President, Lepercq de Neuflize & Co. from July, 1993 to present; Director, Lepercq 99 First Management Inc. from 1988 to present; Director, Lepercq de Neuflize & Co., Inc. (investment bank) from 1988 to present; Managing Director, Lepercq Capital Partners (real estate investment firm), from 1974 to present.

LARRY M. SENDERHAUF, TRUSTEE. President, LMS 33 Corp., 1983 to present; Vice President, NCCI Corp. 1985 to present; President, Cash Unlimited, 1980-1986;
President, Financial Exchange Corp., 1981-1986; President, LMS Development Corp., 1986-1995; Vice President, Pacific Ring Enterprises, 1982-1995.

JOSEPH COOPER, SECRETARY AND TREASURER. Vice President and Treasurer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present. Vice President, Treasurer and Chief Financial Officer, Tocqueville Asset Management Corporation from December, 1985 to February, 1990. Self-employed as a public accountant.

KIERAN LYONS, VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER. Chief Financial Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1992 to present. Certified Public Accountant, Pegg & Pegg, February, 1985 to January, 1992.

           Under the terms of the Massachusetts General Corporation Law, the Fund may indemnify any person who was or is a Trustee, officer or employee of the Fund to the maximum extent permitted by the Massachusetts General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtained or if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Fund to any Trustee or officer of the Fund for any liability to the Fund or it shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

           The Fund does not pay direct remuneration to any officer of the Fund. As of January 31, 1998, the Trustees and officers as a group owned beneficially 3.99% of The Tocqueville Fund's outstanding shares,
 2.26% of The Tocqueville International Fund's outstanding shares, 5.49% of The Tocqueville Small Cap Fund's outstanding shares, and 18.96% of the The Tocqueville Government Fund's outstanding shares, all of which were acquired for investment purposes. Certain of the Trustees and officers may have investment discretion for institutional and private accounts which own shares of the Funds, however the Trustees and officers do not have the power to vote such shares and have disclaimed beneficial ownership of such shares. For the fiscal year ended October 31, 1997, the Trust paid the "disinterested" Trustees an aggregate of $18,000; each disinterested Trustee received $750 per meeting. "Interested" Trustees do not receive Trustees' fees. The Trust did not reimburse Trustee expenses.

           The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:


                                                        Pension or                                       Total
                                                        Retirement                                       Compensation
                                 Aggregate              Benefits Accrued        Estimated Annual         from Fund and
Name of Person,                  Compensation           as Part of Fund         Benefits Upon            Fund Complex
Position                         from Fund              Expenses                Retirement               Paid to Trustees
---------------                  -------------          ----------------        ----------------         ----------------
Francois Sicart                             $0                      $0                      $0                         $0

Bernard F. Combemale                    $4,500                      $0                      $0                     $4,500

James B. Flaherty                       $4,500                      $0                      $0                     $4,500

Inge Heckel                             $4,500                      $0                      $0                     $4,500

Robert Kleinschmidt                         $0                      $0                      $0                         $0

Francois Letaconnoux                    $4,500                      $0                      $0                     $4,500

Lucille Bono                                $0                      $0                      $0                         $0

Larry Senderhauf                            $0                      $0                      $0                         $0


              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS

           Tocqueville Asset Management L.P. (the "Investment Advisor"), 1675 Broadway, New York, New York 10019, acts as the Investment Advisor to the Fund under a separate investment advisory agreement (the "Agreement" or "Agreements"). The Agreement provides that the Investment Advisor identify and analyze possible investments for the Fund, determine the amount and timing of such investments, and the form of investment. The Investment Advisor has the responsibility of monitoring and reviewing the Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Investment Advisor also provides certain administrative and managerial services to the Fund.

           The Investment Advisor receives a fee from the Fund, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% on the first $500 million of the average daily net assets of the Fund,
 .75% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .65% of the average daily net assets in excess of $1 billion. The fee is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares. The advisory fee is higher than that paid by most investment companies but the Board of Trustees believes them to be reasonable in light of the services the Fund receives thereunder.

           Under the terms of the Agreement, the Fund pays all of its expenses (other than those expenses specifically assumed by the Investment Advisor and the Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

           The Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Investment Advisor, or by holders of a majority of the Fund's outstanding shares. The Fund's Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that the Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.


                                DISTRIBUTION PLAN

           The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to .25% per annum of the Fund's average daily net assets.

           The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Tocqueville Securities L.P. ("Tocqueville Securities") who enter into agreements with the Fund or its distributor.

            In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the "disinterested" Trustees, as defined in the 1940 Act) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the disinterested Trustees. While the Plan remains in effect, the Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.


                        ADMINISTRATIVE SERVICES AGREEMENT

           Tocqueville Asset Management L.P., supervises administration of the Fund pursuant to an Administrative Services Agreement with the Fund. Under the Administrative Services Agreement, Tocqueville Asset Management L.P. supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Fund, may be directors, officers or employees of (and persons providing services to the Fund may include) Tocqueville Asset Management L.P. and its affiliates. For these services and facilities, Tocqueville Asset Management L.P. receives with respect to the Fund a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

           Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Investment Advisor. The Investment Advisor is authorized to allocate the orders placed by it on behalf of the Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Investment Advisor for the Fund's use. Such allocation shall be in such amounts and proportions as the Investment Advisor shall determine and the Investment Advisor will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Investment Advisor may consider sales of shares of the Fund and of any other funds advised or managed by the Investment Advisor as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best execution. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

           In selecting a broker to execute each particular transaction, the Investment Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and, the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, the Investment Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay an unaffiliated broker that provides research services to the Investment Advisor for the Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Investment Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of the Investment Advisor's ongoing responsibilities with respect to the Fund.


                            ALLOCATION OF INVESTMENTS

           The Investment Advisor has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Investment Advisor may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Investment Advisor to allocate purchases and sales among the Fund and its other clients in a manner which the Investment Advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by the Fund.


                         COMPUTATION OF NET ASSET VALUE

           The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by the Fund from the immediately preceding determination of net asset value. The net asset value is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where the Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices. Investments in gold bullion will be valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchanges quotations. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.


                        PURCHASE AND REDEMPTION OF SHARES

           A complete description of the manner by a which the Fund's shares may be purchased and redeemed, including discussions concerning the front-end sales load appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.


                                   TAX MATTERS

           The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

           The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will, therefore, count towards the satisfaction of the Distribution Requirement.

           In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

           In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box". However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

           Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

           In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

           Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

           The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

           Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

           In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

           If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

           The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

           The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

           Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code section 246(c)(3) and
(4) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. The 46-day holding period must be satisfied during the 90-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 180-day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). Since a large portion of the Fund may be invested in stock of non- U.S. corporations, the ordinary dividends distributed by the Fund generally may not qualify for the dividends-received deduction for corporate shareholders.

           Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

           Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

           Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

           A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long- term capital gain recognized by an individual shareholder will be taxed at the lowest rate applicable to capital gains if the holder has held such shares for more than 18 months at the time of the sale. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate at least 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring shares of the Fund, (2) disposes of such shares less than 91 days after they are acquired and
(3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the  income  from the Fund is  effectively  connected  with a U.S.
trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of a foreign shareholder other than a corporation, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of his foreign status.

           The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; State and Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

           Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             PERFORMANCE CALCULATION

           For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

           P(1 + T)^n = ERV
           Where: P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10)
                 ERV  = ending  redeemable value of a hypothetical
                        $1,000 payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)

           Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

           All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                               GENERAL INFORMATION

Organization And Description Of Shares Of the Trust

           The Trust was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Trust's Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares. The Trust consists of 10 series, The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville
Asia-Pacific Fund, The Tocqueville International Value Fund, The Tocqueville Government Fund, The Tocqueville California Muni Fund, The Tocqueville High-Yield Municipal Bond Fund, The Tocqueville New York Muni Fund, The
Tocqueville Tax-Free Money Market Fund, The Tocqueville U.S. Government Strategic Income Fund and The Tocqueville Gold Fund. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each Fund and to approve the Investment Advisory Agreement and Distribution Plan.

           The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

           Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                     REPORTS

           Shareholders with receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders receive financial statements examined by the Trust's independent accountants.

PART C.  OTHER INFORMATION


ITEM 24. Financial Statements and Exhibits

         (a)   Financial statements.

               In Part A:        None.


               In Part B:        None.


               In Part C:        None.

         (b)   Exhibits

               EX-99.B1(a)       Agreement and Declaration of Trust of
                                 Registrant.(1)

                       (b) Amendment to the Agreement and Declaration of Trust of Registrant dated August 4, 1995.(5)

               EX-99.B2          By-laws of Registrant.(1)

               EX-99.B3          None.

               EX-99.B4 Specimen certificate for shares of beneficial interest of Registrant.(2)

               EX-99.B5(a)       Investment Advisory Agreement between
                                 Registrant on behalf of The Tocqueville Fund and Tocqueville Asset Management L.P.(3)

                       (b) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Asia-Pacific Fund and Tocqueville Asset Management L.P.(5)

                       (c) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Europe Fund and The Tocqueville Asset Management L.P.(5)

                       (d) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Small Cap Value Fund and Tocqueville Asset Management L.P.(5)

                       (e) Investment Advisory Agreement Between Registrant on behalf of The Tocqueville Government Fund and Tocqueville Asset Management L.P. (5)


                       (f) Form of Investment Advisory Agreement Between Registrant on behalf of The Tocqueville Gold Fund and Tocqueville Asset Management L.P. (7)

               EX-99.B6(a)       Distribution Agreement between Registrant and
                                 Tocqueville Securities L.P.(5)

               EX-99.B6(b)       Form of Distribution Agreement between
                                 Registrant on behalf of The Tocqueville Gold
                                 Fund and Tocqueville Securities L.P. (7)


               EX-99.B7          None.

               EX-99.B8(a)       Custodian Agreement between Registrant and
                                 Firstar Trust Company.(6)

               EX-99.B8(b)       Global Custody Tri-Party Agreement between The
                                 Chase Manhattan Bank, Firstar Trust and the
                                 Registrant on behalf of The Tocqueville
                                 Asia-Pacific Fund.(6)

               EX-99.B8(c)       Global Custody Tri-Party Agreement between The
                                 Chase Manhattan Bank, Firstar Trust and the
                                 Registrant on behalf of The Tocqueville
                                 International Value Fund.(6)


               EX-99.B8(d)       Form of Global Custody Tri-Party Agreement
                                 between The Chase Manhattan Bank, Firstar Trust and the Registrant on behalf of The Tocqueville
                                 Gold Fund.(7)

               EX-99.B8(e)       Form of Custodian Agreement between Registrant
                                 on behalf of The Tocqueville Gold Fund and Firstar Trust Company.(7)


               EX-99.B9(a)       Administration Agreement between Registrant and
                                 Tocqueville Asset Management L.P.(5)

               EX-99.B9(b)       Transfer Agent Agreement between the Registrant
                                 and Firstar Trust Company.(6)

               EX-99.B9(c)       Fund Accounting Servicing Agreement between the
                                 Registrant and Firstar Trust Company.(6)


               EX-99.B9(d)       Form of Administration Agreement between
                                 Registrant and Tocqueville Asset Management
                                 L.P.(7)

               EX-99.B9(e)       Form of Transfer Agent Agreement between the
                                 Registrant and Firstar Trust Company.(7)

               EX-99.B9(f)       Form of Fund Accounting Servicing Agreement
                                 between the Registrant and Firstar Trust
                                 Company.(7)


               EX-99.B10         None.

               EX-99.B11(a)      Consent of Kramer, Levin, Naftalis & Frankel,
                                 counsel to the Registrant.(7)

               EX-99.B11(b)      Consent of McGladrey & Pullen, LLP, independent
                                 accountants for the Registrant.(7)

               EX-99.B12         None.

               EX-99.B13         Certificate re: initial $100,000 capital.(2)

               EX-99.B14         None.

               EX-99.B15(a)      Rule 12b-1 Plan for the Class A shares of The
                                 Tocqueville Fund, as amended.(5)

                        (b) Rule 12b-1 Plan for the Class B shares of The Tocqueville Fund.(5)

                        (c) Rule 12b-1 Plan for the Class A shares of The Tocqueville Europe Fund (now The Tocqueville International Value Fund's Rule 12b-1 Plan).(5)

                        (d) Rule 12b-1 Plan for the Class B shares of The Tocqueville Europe Fund (now The Tocqueville International Value Fund's Rule 12b-1 Plan).(5)

                        (e) Rule 12b-1 Plan for the Class A shares of The Tocqueville Small Cap Value Fund.(5)

                        (f) Rule 12b-1 Plan for the Class B shares of The Tocqueville Small Cap Value Fund.(5)

                        (g) Rule 12b-1 Plan for the Class A Shares of The Tocqueville Government Fund.(5)

                        (h) Rule 12b-1 Plan for the Class B shares of The Tocqueville Government Fund.(5)


                        (i) Form of Rule 12b-1 Plan for The Tocqueville Gold Fund.(7)


               EX-99.B16         Schedule for computation of performance
                                 quotation.(4)


               EX-99.B17         See EX-27.


               EX-99.B18         Rule 18f-3 Plan for The Tocqueville Trust.(4)


               EX-27             None.

------------


(1)Previously filed in the Fund's Registration Statement on September 15, 1986.
(2)Previously filed in Pre-Effective Amendment No. 1 on December 2, 1986.
(3)Previously filed in Post-Effective Amendment No. 4 on December 29, 1989.
(4)Previously filed in Post-Effective Amendment No. 13 on July 19, 1995.
(5)Previously filed in Post-Effective Amendment No. 14 on February 28, 1996, accession number 0000922423-96-000107.
(6)Previously filed in Post-Effective Amendment No. 16 on February 28, 1997, accession number 0000922423-97-000170.
(7)Filed herewith.


ITEM 25. Persons Controlled By or Under Common Control with Registrant

         None

ITEM 26. Number of Holders of Securities

                                                       Number of Record Holders
Title of Class    ($.01 par value)                     as of January 30, 1998
----------------------------------                     ------------------------

Shares of beneficial interest:

The Tocqueville Fund                                          1,059
The Tocqueville International Value Fund                        281
The Tocqueville Small Cap Value Fund                            351
The Tocqueville Government Fund                                 235
The Tocqueville California Muni Fund                              0
The Tocqueville High-Yield Municipal Bond Fund                    0
The Tocqueville New York Muni Fund                                0
The Tocqueville Tax-Free Money Market Fund                        0
The Tocqueville U.S. Government Strategic Income Fund             0
The Tocqueville Gold Fund                                         0


ITEM 27. Indemnification

         Article VIII of the Registrant's Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees, officers (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (1) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28. Business and Other Connections of Investment Adviser

         None.


ITEM 29. Principal Underwriters

         (a)   None.

         (b) The following information is furnished with respect to the officers and Partners of Tocqueville Securities L.P., the Registrant's principal underwriter. The business address for all persons listed below is 1675 Broadway, New York, New York 10019.

                                   Positions and
Name and Principal                 Offices with            Positions and Offices
Business Address                   Principal Underwriters  with Registrant
--------------------------------   ----------------------  ---------------------

Tocqueville Management Corp.       General Partner         None
1675 Broadway
New York, New York  10019

Tocqueville Asset Management L.P.  Limited Partner         Investment Adviser
1675 Broadway
New York, New York  10019

         (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.


ITEM 30. Location of Accounts and Records

         As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to each of The Tocqueville Fund's, The Tocqueville International Value Fund's, The Tocqueville Small Cap Value Fund's, The Tocqueville Government Fund's, The Tocqueville California Muni Fund's, The Tocqueville High-Yield Municipal Bond Fund's, The Tocqueville New York Muni Fund's, The Tocqueville Tax-Free Money Market Fund's, The Tocqueville U.S. Government Strategic Income Fund's, and The Tocqueville Gold Fund's budget and accruals will be kept by Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53202. The accounts, books or other documents of each Fund relating to shareholder accounts and records and dividend disbursements also will be kept by Firstar Trust Company at the same address.

ITEM 31. Management Services

         There  are  no  management-related  service  contracts  not   discussed
in Parts A and B.

ITEM 32. Undertakings

        (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.


        (2) Registrant undertakes to file, on behalf of The Tocqueville Gold Fund, a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.


        (3) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of a Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of April, 1998.


                              THE TOCQUEVILLE TRUST


                             By: /s/Francois D. Sicart
                                 ------------------------------------
                                 Francois D. Sicart
                                 Principal Executive Officer


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of April, 1998.


Signatures                             Title
----------------------------           ------------------------------

/s/Francois D. Sicart                  Principal Executive Officer
----------------------------           and Trustee
Francois D. Sicart


----------------------------           Trustee
Bernard F. Combemale


/s/ James B. Flaherty
----------------------------           Trustee
James B. Flaherty


/s/Inge Heckel                         Trustee
----------------------------
Inge Heckel


/s/Robert Kleinschmidt                 President, Principal Operating
----------------------------           Officer and Trustee
Robert Kleinschmidt


/s/Francois Letaconnoux                Trustee
----------------------------
Francois Letaconnoux


/s/Kieran Lyons                        Vice President and
----------------------------           Principal Financial Officer
Kieran Lyons

/s/Lucille G. Bono                     Trustee
----------------------------
Lucille G. Bono

/s/Larry M. Senderhauf                 Trustee
----------------------------
Larry M. Senderhauf

                                INDEX TO EXHIBITS


Exhibit            Caption
------------       -------------------------------------------------------------

EX-99.B5(f)        Form of Investment  Advisory  Agreement Between Registrant on
                   behalf of The  Tocqueville  Gold Fund and  Tocqueville  Asset
                   Management L.P.

EX-99.B6(b)        Form of Distribution  Agreement between  Registrant on behalf of The Tocqueville Gold Fund and Tocqueville Securities L.P.

EX-99.B8(d)        Form of Global Custody Tri-Party  Agreement between The Chase
                   Manhattan Bank, Firstar Trust and the Registrant on behalf of The Tocqueville Gold Fund.

EX-99.B8(e)        Form of Custodian  Agreement between the Registrant on behalf of The Tocqueville Gold Fund and Firstar Trust Company.

EX-99.B9(d)        Form  of  Administration  Agreement  between  Registrant  and
                   Tocqueville Asset Management L.P.

EX-99.B9(e)        Form of Transfer  Agent  Agreement  between the Registrant on behalf  of  The  Tocqueville  Gold  Fund  and  Firstar  Trust
                   Company.

EX-99.B9(f)        Form of  Fund  Accounting  Servicing  Agreement  between  the
                   Registrant on behalf of The Tocqueville Gold Fund and Firstar
                   Trust Company.


EX-99.B11(a)       Consent of Kramer,  Levin,  Naftalis & Frankel,  counsel  for
                   Registrant.


EX-99.B11(b)       Consent of McGladrey & Pullen,  independent  accountants  for the Registrant .

EX-99.15(i)        Form of Rule 12b-1 Plan for The Tocqueville Gold Fund.